Other assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Other assets [Line Items]
Straight-line rents, prepaid expenses and other	$ 567,673		$ 506,031
Loans receivable, net of allowance for credit losses	530,357		513,689
Lease incentives	101,992		100,401
Notes receivable, net of allowance for credit losses	91,017		86,846
Inventory	90,822		112,438
Operating lease right of use assets, net	36,159		39,395
Derivative assets (Note 12)	32,340		12,247
Investments	9,213		49,590
Other receivables, net	506,685		458,641
Other assets	1,966,258		1,879,278
Interest and fee income, loans and leases	24,000	$ 26,000
Loans receivable
Other assets [Line Items]
Allowance for credit losses on notes receivable	$ 5,000		$ 300